Exceptional items	12 Months Ended
Jun. 30, 2022
Exceptional items
Exceptional items
6	Exceptional items

	2022	2021	2020
	£’000	£’000	£’000
Compensation for loss of office	23,827	—	—
Football League pension scheme deficit (Note 29)	865	—	—
	24,692	—	—

Compensation paid for loss of office relates to amounts payable to former men’s first team managers, certain members of the playing, coaching and scouting staff and certain non-playing staff.

The Football League pension scheme deficit reflects the present value of the additional contributions the Group is expected to pay to remedy the revised deficit of the scheme pursuant to the latest triennial actuarial valuation.

6	Exceptional items (continued)
(i)	Accounting policy

Exceptional items are disclosed separately in the financial statements where it is necessary to do so to provide further understanding of the financial performance of the Group. They are material items of income or expense that have been shown separately due to the significance of their nature or amount.